SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Cash balances in excess of federally insured limits	$ 2,259,911
Allowance for doubtful accounts	$ 14,000	$ 14,000
Adjusted allowance for bad debt
Research and development costs	$ 290,559	$ 270,507
Advertising costs	$ 32,628	$ 47,208
Impairment of goodwill
Additional common shares to be issued upon spin off of the Company from FAB accounted for as a reverse spin-off	20,804,860